Equity - Reserves	6 Months Ended
Jun. 30, 2026
Equity - Reserves [Abstract]
Equity - reserves

Note 8. Equity - reserves

	June 30, 2026	December 31, 2025
	$	$
	Unaudited

Foreign currency reserve	36,411	(1,282,121)
Re-measurements reserve	(80,261)	(75,084)

	(43,850)	(1,357,205)

Foreign currency reserve

The reserve is used to recognise exchange differences arising from the translation of the condensed interim financial statements of foreign operations to U.S. dollars.

Re-measurement reserve

The reserve is used for remeasurements comprising actuarial gains and losses on the net defined benefit liability.

Movements in reserves

Movements in each class of reserve during the current financial half-year are set out below:

	Re-measurement	Foreign currency
	reserve	reserve	Total
	$	$	$
	Unaudited	Unaudited	Unaudited
Consolidated

Balance on December 31, 2025	(75,084)	(1,282,121)	(1,357,205)

Foreign currency translation	-	1,318,532	1,318,532
Re-measurement of defined benefits plans	(5,177)	-	(5,177)
Balance on June 30, 2026	(80,261)	36,411	(43,850)